RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2022
Related Party [Abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
In the normal course of operations, Brookfield Infrastructure entered into the transactions below with related parties. The immediate parent of Brookfield Infrastructure is our partnership. The ultimate parent of Brookfield Infrastructure is Brookfield. Other related parties of Brookfield Infrastructure represent its subsidiary and operating entities.
Throughout the year, the General Partner, in its capacity as our partnership’s general partner, incurs director fees, a portion of which are charged at cost to our partnership in accordance with our limited partnership agreement. Director fees of less than $1 million were incurred during the three and six-month periods ended June 30, 2022 (2021: less than $1 million for the three and six-month periods).
Since inception, Brookfield Infrastructure has had a management agreement (the “Master Services Agreement”) with certain service providers (the “Service Provider”), which are wholly-owned subsidiaries of Brookfield.
Pursuant to the Master Services Agreement, on a quarterly basis, Brookfield Infrastructure pays a base management fee, referred to as the Base Management Fee, to the Service Provider equal to 0.3125% per quarter (1.25% annually) of the market value of our partnership. The Base Management Fee was $105 million and $223 million respectively, for the three and six-month periods ended June 30, 2022 (2021: $93 million and $185 million). As of June 30, 2022, $103 million was outstanding as payable to the Service Provider (December 31, 2021: $108 million).
For purposes of calculating the Base Management Fee, the market value of our partnership is equal to the aggregate value of all the outstanding units of our partnership (assuming full conversion of Brookfield’s Redeemable Partnership Units in the Holding LP into units of our partnership), preferred units and securities of the other Service Recipients (as defined in Brookfield Infrastructure’s Master Services Agreement) that are not held by Brookfield Infrastructure, plus all outstanding third party debt with recourse to a Service Recipient, less all cash held by such entities.
As of June 30, 2022, Brookfield Infrastructure had a loan payable of $26 million to a subsidiary of Brookfield (December 31, 2021: $26 million). The loan is payable in full prior to the end of 2024 with an interest rate of 1.7%.
Brookfield Infrastructure, from time to time, will place deposits with, or receive deposits from, Brookfield. As at June 30, 2022, our net deposit from Brookfield was $nil (December 31, 2021: $nil) and Brookfield Infrastructure incurred interest expense of less than $1 million and $2 million for the three and six-month periods ended June 30, 2022, respectively (2021: $1 million and $2 million). Deposits bear interest at market rates.
Brookfield Infrastructure has entered into a $1 billion revolving credit facility with Brookfield to provide additional liquidity for general corporate purposes and capital expenditures, if required. As of June 30, 2022, there were no borrowings outstanding (December 31, 2021: $nil).
During the quarter, Brookfield Infrastructure transferred an investment funded by our partnership on behalf of future institutional partners to Brookfield. In connection with the transfer, our partnership received approximately $189 million from Brookfield. Separately, Brookfield Infrastructure transferred an investment to Brookfield. Our partnership received $24 million from Brookfield.
As at June 30, 2022, Brookfield Infrastructure had $95 million of corporate borrowings outstanding to a subsidiary of Brookfield (December 31, 2021: $45 million), $6 million of non-recourse borrowings outstanding to an associate of Brookfield (December 31, 2021: $6 million) and approximately $0.6 billion of net payables to a subsidiary of Brookfield (December 31, 2021: $0.6 billion), representing funding provided on behalf of Brookfield Infrastructure in connection with the acquisition of our Canadian diversified midstream operation. As at June 30, 2022, associates of Brookfield Infrastructure had $80 million of non-recourse borrowings outstanding to an associate of Brookfield (December 31, 2021: $111 million).
Brookfield Infrastructure’s subsidiaries provide heating, cooling, connection, port marine and natural gas services on market terms in the normal course of operations to subsidiaries and associates of Brookfield. For the three and six-month periods ended June 30, 2022, revenues of less than $2 million and $3 million, respectively were generated (2021: $2 million and $4 million).
Brookfield Infrastructure’s subsidiaries purchase power, lease office space and obtain construction, consulting and engineering services in the normal course of operations on market terms from subsidiaries and associates of Brookfield. For the three and six-month periods ended June 30, 2022, expenses of $27 million and $28 million, respectively were incurred (2021: less than $1 million for the three and six-month periods, respectively).
In addition, subsidiaries of Brookfield Infrastructure reported lease assets and liabilities of $12 million at June 30, 2022 (December 31, 2021: $12 million) with a subsidiary of Brookfield.